Investments accounted for using equity method - Details of Investment in Associates (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Carrying amount	$ 3,900,449	$ 3,271,677
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Carrying amount	304,437	250,769
Unimos Shanghai [member]
Disclosure of associates [line items]
Carrying amount	$ 3,596,012	$ 3,020,908